Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	2025	2024
	$m	$m
Cost
At 1 January	252.1	239.2
Additions during the year	60.6	12.9
Cost at 31 December	312.7	252.1
Impairment losses at 1 January	(75.6)	(75.6)
Foreign currency translation adjustment (CTA)	0.3	—
Net book value at 31 December	237.4	176.5
The table below outlines how the new CGU allocations align to the cash generating units as presented in the Group's 2024 Annual Report and Accounts, including business acquisitions prior to the re-organization:
13      Goodwill continued

Group Goodwill by CGU
	31 December 2025		31 December 2024
CGU (New Allocations)	$m	CGU (Allocations as at 31 December 2024)	$m
Capital Markets	26.3	OTCex	13.0
		Volcap Trading Partners Limited	7.8
		Cowen's Prime Services and Outsourced Trading Business	5.5
Agriculture	15.0	Agriculture	11.4
		Rosenthal Collins Group[1]	10.5
USA Clearing	6.9
UK Clearing	3.3	ProTrader	3.3
I.L.S. Brokers Limited	3.1	I.L.S. Brokers Limited	3.1
X-Change Financial Access LLC	6.1	X-Change Financial Access LLC	6.1
Energy	90.1	Energy	86.3
		Dropet	1.8
		Marex Spectron Europe Limited	2.0
CSC Commodities UK Limited	20.6	CSC Commodities UK Limited	20.6
Physical Metals	4.6	Recycled Metals	4.6
Arfinco S.A.	0.5	Arfinco S.A.	0.5
	176.5		176.5
Goodwill arising from 2025 acquisitions[2]
CGU Allocation
Aarna Capital Limited	31.7
Physical Metals	2.9
Hamilton Court	8.8
Agrinvest	12.6
Winterflood[4]	4.6
Foreign currency translation adjustment (CTA)[3]	0.3
Total goodwill as at 31 December	237.4	Total goodwill as at 31 December	176.5
1.Goodwill allocated to the Rosenthal Collins Group CGU was allocated to the Agriculture and USA Clearing CGUs using the relative value method based on revenue, in accordance with IAS 36. Of the total Rosenthal Collins Group goodwill of $10.5m, $3.6m was allocated to Agriculture and $6.9m to USA Clearing.
2.Represents new acquisitions during the year. Refer to note 12 "Business Combinations".
3.The movement in goodwill includes foreign currency translation adjustments of $0.3m arising on the translation of goodwill allocated to foreign operations.
4.This excludes the Winterflood Business Services ("WBS") goodwill.
The recoverable amount of each CGU has been based on its VIU and the following inputs represent key assumptions for each CGU in 2025:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Terminal value growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate
Energy	12.9%	71.3%	1.2%	(13.9%)	—%	n.m1	1.6%	21.9%
CSC Commodities UK Limited	12.0%	16.2%	2.4%	(1.5%)	2.0%	(4.9%)	2.8%	9.7%
Agriculture	12.8%	13.4%	1.2%	1.1%	—%	(0.9%)	1.6%	2.4%
Physical Metals	12.0%	14.1%	2.4%	(0.1%)	2.0%	(1.3%)	2.8%	8.3%
UK Clearing	11.9%	62.7%	2.4%	(16.6%)	2.0%	n.m1	2.8%	29.6%
USA Clearing	12.2%	52.5%	2.4%	(15.1%)	2.0%	n.m1	2.8%	28.2%
Arfinco S.A	12.9%	13.1%	2.4%	2.4%	2.0%	1.8%	2.8%	3.4%
Capital Markets	12.2%	44.8%	2.4%	(10.4%)	2.0%	n.m1	2.8%	20.2%
I.L.S. Brokers Limited	14.0%	21.1%	2.4%	(1.8%)	2.0%	(12.4%)	2.8%	8.6%
X-Change Financial Access LLC	12.3%	15.9%	2.4%	1.3%	2.0%	(3.7%)	2.8%	4.4%
Aarna Capital Limited	12.2%	24.4%	2.4%	(9.1%)	2.0%	(31.0%)	2.8%	25.0%
Hamilton Court	13.1%	27.1%	2.4%	(2.9%)	2.0%	(42.5%)	2.8%	9.9%
Agrinvest	17.0%	17.4%	2.4%	2.1%	2.0%	1.3%	2.8%	3.7%
1.n.m.not meaningful.
The following inputs represent key assumptions for each CGU in 2024:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate
Energy	12.3%	20.8%	1.2%	(4.8%)	(19.4%)	2.0%	12.2%
CSC Commodities UK Limited	12.3%	27.2%	2.4%	(5.2%)	(49.2%)	3.2%	13.7%
Agriculture	12.7%	40.7%	1.2%	(10.9%)	n.m1	2.0%	20.1%
Volatility Performance Fund S.A.	—%	—%	—%	—%	—%	—%	—%
Rosenthal Collins Group	11.6%	17.9%	2.4%	(0.9%)	(9.4%)	3.2%	7.8%
Volcap Trading Partners Limited	11.3%	12.4%	2.4%	1.4%	0.4%	3.2%	5.1%
X-Change Financial Access LLC	11.6%	15.2%	2.4%	0.7%	(3.8%)	3.2%	5.6%
Recycled Metals	10.3%	40.6%	2.8%	(13.9%)	n.m1	3.2%	28.4%
ProTrader	12.3%	59.0%	2.4%	(2.2%)	n.m1	3.2%	8.5%
Marex Spectron Europe Limited	9.8%	41.2%	1.2%	(7.1%)	n.m1	2.0%	16.3%
Arfinco S.A.	10.9%	11.7%	2.4%	1.8%	0.9%	3.2%	4.3%
OTCex SA Group	10.7%	26.7%	2.8%	(3.1%)	(53.1%)	3.2%	10.8%
Cowen's Prime Services and Outsourced Trading Business	11.9%	12.9%	2.8%	2.5%	0.6%	3.2%	3.9%
1.n.m.not meaningful.
2.This table does not include Dropet and ILS because these businesses were acquired after the annual impairment test. The associated goodwill was reviewed for indicators of impairment as at 31 December 2024.

	Customer Relationships[1]	Brands	Software	Total
	$m	$m	$m	$m
Cost
At 1 January 2024	49.6	2.1	29.5	81.2
Additions on acquisitions	3.1	0.3	—	3.4
Additions	—	—	8.2	8.2
Disposals	(0.3)	—	—	(0.3)
At 31 December 2024	52.4	2.4	37.7	92.5
Additions on acquisitions[2]	37.4	3.1	8.5	49.0
Additions	—	—	6.7	6.7
Disposals	—	—	(0.1)	(0.1)
At 31 December 2025	89.8	5.5	52.8	148.1

Impairment provisions and amortization
At 1 January 2024	5.4	0.1	19.7	25.2
Charge for the year	5.2	0.3	5.3	10.8
Disposals	—	—	—	—
At 31 December 2024	10.6	0.4	25.0	36.0
Charge for the year	6.8	0.3	7.1	14.2
Disposals	—	—	(0.1)	(0.1)
At 31 December 2025	17.4	0.7	32.0	50.1

Net book value
At 31 December 2025	72.4	4.8	20.8	98.0

At 31 December 2024	41.8	2.0	12.7	56.5
1.Customer relationships, with a net book value of $72.4m (2024: $41.8m), mainly relate to the acquisitions of Aarna Capital $17.5m (2024: $nil), Volcap $3.1m (2024: $3.7m),
Agrinvest Commodities $5.3m (2024: $nil), Eagle Commodities $3.8m (2024: $4.3m), Cowen's Prime Service and Outsourced Trading Business $19.2m (2024: $21.5m) and
Hamilton Court $10.3m (2024: $nil). The remaining amortization periods are 9.25 years for Aarna Capital, 5.75 years for Volcap, 9 years for Agrinvest Commodities, 7.4 years for Eagle Commodities, 8 years for Cowen's Prime Service and Outsourced Trading Business and 7.0 years for Hamilton Court.
2. This excludes the Winterflood Business Services ("WBS") intangibles (see note 14).
The following inputs represent key assumptions used to determine the value in use:

	Pre-tax valuation discount rate	Breakeven discount rate	Compensation payout ratio	Breakeven compensation payout ratio
Customer Relationships	27.0%	27.1%	60.3%	60.3%